Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income/loss	$ 930,716	$ 4,741,806	$ (534,344)	$ (109,449)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,999)	(316,742)	(49,785)	(519,105)
Unrealized gain on marketable securities held in Trust Account		(182,776)	13,602
Transaction costs allocable to warrant liabilities			187,916
Change in fair value of warrant liability	(1,033,954)	(4,369,637)	279,026	(45,071)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(37,083)	(127,755)	(23,017)	(35,983)
Accounts payable and accrued expenses	71,000	29,330	42,281	356,467
Net cash used in operating activities	(71,320)	(225,774)	(84,321)	(353,141)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(80,500,000)
Net cash used in investing activities			(80,500,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Proceeds from issuance of Representative Shares			6
Proceeds from sale of Units, net of underwriting discounts paid			78,688,750
Proceeds from sale of Private Warrants			2,811,250
Proceeds from promissory note – related party			60,000
Repayment of promissory note – related party			(27,709)	(32,291)
Payments of related party expenses				(7,335)
Payment of offering costs			(444,234)
Net cash (used in) provided by financing activities			81,113,063	(39,626)
Net Change in Cash	(71,320)	(225,774)	528,742	(392,767)
Cash – Beginning	135,975	528,742		528,742
Cash – Ending	64,655	302,968	528,742	135,975
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to redemption			67,235,420
Change in value of Class A ordinary shares subject to possible redemption	$ 930,707	$ 4,741,806	(300,217)	(109,449)
Issuance of Representative Shares			$ 863